Financial Instruments Carried at Fair Value - Sensitivity Analysis by Type (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Positive fair value movement from using reasonable possible alternatives
Sensitivity Analysis by Type of Instrument [Line Items]
Sensitivity Analysis by Type of Instrument	[1]	€ 2,094	€ 2,052
Changes in sensitive amounts during the year		€ 42
Changes in sensitive amounts during the year in percent		0.02
Negative fair value movement from using reasonable possible alternatives
Sensitivity Analysis by Type of Instrument [Line Items]
Sensitivity Analysis by Type of Instrument	[1]	€ 1,294	€ 1,343
Changes in sensitive amounts during the year		€ 48
Changes in sensitive amounts during the year in percent		0.04

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table